Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that there is only one reportable operating segment since the manufacturing and sales of products are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Group’s CODM.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
Number of reportable operating segment	1
Percentage of long lived assets	95.77%	99.25%